Financial Obligations (Details) - Schedule of financial obligations - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short -term promissory notes (b)
Promissory notes, Total current	S/ 76,000	S/ 450,964
Senior Notes (c)
Promissory notes, total non current	1,593,171	1,545,355
Maturity
Promissory notes, Total current	1,593,171	1,545,355
Current Portion [Member]
Maturity
Promissory notes, Total current	618,907	450,964
Non-current Portion [Member]
Maturity
Promissory notes, Total current	974,264	1,094,391
Senior notes [Member]
Senior Notes (c)
Promissory notes, total non current	1,071,781	1,094,391
Short and long-term Corporate Loan [Member]
Senior Notes (c)
Promissory notes, total non current	S/ 445,390
December 18,2023 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes (b)
Currency	S/
Nominal interest rate	8.93%
Maturity	December 18,2023
Promissory notes, Total current	S/ 38,000
December 18,2023 One [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes (b)
Currency	S/
Nominal interest rate	8.93%
Maturity	December 18,2023
Promissory notes, Total current	S/ 38,000
July 8,2022 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes (b)
Currency	US$
Nominal interest rate	1.80%
Maturity	July 8,2022
Promissory notes, Total current		71,964
January 10, 2022 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes (b)
Currency	S/
Nominal interest rate	2.62%
Maturity	January 10, 2022
Promissory notes, Total current		79,500
January 10, 2022 One [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes (b)
Currency	S/
Nominal interest rate	2.62%
Maturity	January 10, 2022
Promissory notes, Total current		79,500
December 23, 2022 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes (b)
Currency	S/
Nominal interest rate	1.55%
Maturity	December 23, 2022
Promissory notes, Total current		110,000
December 23, 2022 One [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes (b)
Currency	S/
Nominal interest rate	1.55%
Maturity	December 23, 2022
Promissory notes, Total current		110,000
February 8, 2023 [Member] | Senior notes [Member]
Senior Notes (c)
Currency	US$
Nominal interest rate	4.50%
Maturity	February 8, 2023
Promissory notes, total non current	S/ 502,699	525,420
February 1, 2029 [Member] | Senior notes [Member]
Senior Notes (c)
Currency	S/
Nominal interest rate	6.69%
Maturity	February 1, 2029
Promissory notes, total non current	S/ 259,625	259,563
February 1, 2034 [Member] | Senior notes [Member]
Senior Notes (c)
Currency	S/
Nominal interest rate	6.84%
Maturity	February 1, 2034
Promissory notes, total non current	S/ 309,457	309,408
December 1,2028 [Member] | Short and long-term Corporate Loan [Member] | Banco de Crédito del Perú [Member]
Senior Notes (c)
Currency	S/
Nominal interest rate	5.82%
Maturity	December 1,2028
Promissory notes, total non current	S/ 222,695
December 1,2028 [Member] | Short and long-term Corporate Loan [Member] | Scotiabank [Member]
Senior Notes (c)
Currency	S/
Nominal interest rate	5.82%
Maturity	December 1,2028
Promissory notes, total non current	S/ 222,695